iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  — 21.3%
Aflac, Inc. ............................... 352,115 $ 37,134,048
Brighthouse Financial, Inc.
(a)
.................. 54,281 2,918,689
CNO Financial Group, Inc. .................... 93,579 3,610,278
F&G Annuities & Life, Inc. .................... 19,950 638,001
Genworth Financial, Inc.
(a)
.................... 384,748 2,993,339
Globe Life, Inc. ........................... 77,243 9,600,532
Lincoln National Corp. ...................... 131,476 4,549,070
MetLife, Inc. ............................. 452,248 36,369,784
Oscar Health, Inc., Class A
(a)
.................. 194,025 4,159,896
Primerica, Inc. ............................ 30,805 8,430,404
Principal Financial Group, Inc. ................. 192,493 15,289,719
Prudential Financial, Inc. ..................... 329,911 35,445,638
Unum Group ............................. 149,824 12,099,786
173,239,184
a
Multi-line Insurance  — 0.2%
Horace Mann Educators Corp. ................. 38,448 1,652,111
a
Property & Casualty Insurance  — 78.2%
Allstate Corp. (The) ........................ 233,862 47,078,759
Ambac Financial Group, Inc.
(a)
................. 47,791 339,316
American Financial Group, Inc. ................ 67,271 8,490,273
American International Group, Inc. .............. 422,831 36,190,105
AMERISAFE, Inc. ......................... 18,077 790,507
Arch Capital Group Ltd. ..................... 347,829 31,669,830
Assurant, Inc. ............................ 47,521 9,384,922
Assured Guaranty Ltd. ...................... 43,496 3,788,502
Axis Capital Holdings Ltd. .................... 67,485 7,006,293
Chubb Ltd. .............................. 329,112 95,350,329
Cincinnati Financial Corp. .................... 145,668 21,692,879
CNA Financial Corp. ........................ 20,541 955,773
Employers Holdings, Inc. ..................... 20,603 972,050
Erie Indemnity Co., Class A, NVS ............... 23,245 8,061,134
Fidelity National Financial, Inc. ................. 243,153 13,631,157
First American Financial Corp. ................. 95,929 5,889,081
Hanover Insurance Group, Inc. (The) ............ 33,546 5,698,459
Hartford Insurance Group, Inc. (The) ............. 264,764 33,590,609
HCI Group, Inc. ........................... 8,675 1,320,335
Kemper Corp. ............................ 56,660 3,656,836
Kinsale Capital Group, Inc.
(b)
.................. 20,638 9,986,728
Lemonade, Inc.
(a)(b)
......................... 52,758 2,311,328
Security Shares Value
a
Property & Casualty Insurance (continued)
Loews Corp.
(b)
............................ 162,205 $ 14,867,710
Markel Group, Inc.
(a)
........................ 11,822 23,612,790
Mercury General Corp. ...................... 25,079 1,688,820
Old Republic International Corp. ................ 211,918 8,146,128
Palomar Holdings, Inc.
(a)
..................... 24,935 3,846,224
ProAssurance Corp.
(a)
....................... 50,359 1,149,696
Progressive Corp. (The) ..................... 517,698 138,152,888
RLI Corp. ............................... 77,831 5,620,955
Safety Insurance Group, Inc. .................. 14,018 1,112,889
Selective Insurance Group, Inc. ................ 56,685 4,911,755
Skyward Specialty Insurance Group, Inc.
(a)
......... 31,013 1,792,241
Stewart Information Services Corp. .............. 26,085 1,698,133
Travelers Companies, Inc. (The) ................ 200,084 53,530,473
Trupanion, Inc.
(a)(b)
......................... 31,603 1,749,226
United Fire Group, Inc. ...................... 20,377 584,820
Universal Insurance Holdings, Inc. .............. 24,609 682,408
W R Berkley Corp. ......................... 279,299 20,520,098
White Mountains Insurance Group Ltd.
(b)
.......... 2,368 4,252,265
635,774,724
a
Total Long-Term Investments — 99.7%
(Cost: $718,775,866) ................................ 810,666,019
a
Short-Term Securities
Money Market Funds  —  1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.47%
(c)(d)(e)
............................ 11,158,484 11,162,947
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................. 1,937,430 1,937,430
a
Total Short-Term Securities — 1.6%
(Cost: $13,100,253) ................................. 13,100,377
Total Investments — 101.3%
(Cost: $731,876,119) ................................ 823,766,396
Liabilities in Excess of Other Assets — (1.3)% ............... (10,549,130)
Net Assets — 100.0% ................................. $ 813,217,266
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds: Institutional,
SL Agency Shares .......... $ 6,880,552 $ 4,282,914
(a)
$ — $ (530) $ 11 $ 11,162,947 11,158,484 $ 3,577
(b)
$ —
BlackRock Cash Funds: Treasury, SL
Agency Shares ............ 1,344,410 593,020
(a)
— — — 1,937,430 1,937,430 14,741 —
$ (530) $ 11
$ 13,100,377
$ 18,318 $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 15 09/19/25 $ 2,443 $ 113,496
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 810,666,019  $ —  $ —  $ 810,666,019
Short-Term Securities
Money Market Funds ...................................... 13,100,377  —  —  13,100,377
$ 823,766,396  $ —  $ —  $ 823,766,396
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 113,496  $ —  $ —  $ 113,496
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares